Note 8 - Exceptional Items	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of exceptional items [text block]
8.	EXCEPTIONAL ITEMS

The exceptional items included in the income statement are detailed below:

	2017	2016	2015
Result through exchange transaction of shareholdings (i)	-	1,240.0	-
Restructuring	(105.5)	(79.8)	(63.3)
Administrative lawsuit	-	-	(239.2)
Costs arising from business combinations	(3.8)	(29.8)	(48.9)
Others	0.6	3.9	(5.8)
	(108.7)	1,134.3	(357.2)

(i) It refers to result of transaction of exchange of shareholdings, as mentioned in Note
1
(b).

The Company opted to exclude these items when measuring segment-based performance, as per Note
5
–
Segment reporting
.

On
December 2017,
the Company recorded exceptional net finance cost of
R$977
million – see Note
11
-
Finance cost and income
– and a exceptional income tax expense of
R$2.8
billion – see Note
12
-
Income tax and social contribution
.